STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.8%
American Axle & Manufacturing Holdings	77,373	[a,b]	279,317
Cooper Tire & Rubber	35,205	[a]	573,842
Cooper-Standard Holdings	12,373	[b]	127,071
Dorman Products	20,887	[a,b]	1,154,424
Fox Factory Holding	27,244	[a,b]	1,144,248
Garrett Motion	51,670	[b]	147,776
Gentherm	23,525	[b]	738,685
LCI Industries	17,582		1,175,005
Motorcar Parts of America	13,805	[a,b]	173,667
Standard Motor Products	14,585		606,298
Winnebago Industries	23,536	[a]	654,536
			6,774,869
Banks - 10.9%
Allegiance Bancshares	13,551	[a]	326,715
Ameris Bancorp	46,280		1,099,613
Axos Financial	38,364	[b]	695,539
Banc of California	32,054		256,432
Banner	26,478		874,833
Berkshire Hills Bancorp	30,901		459,189
Boston Private Financial Holdings	58,918		421,264
Brookline Bancorp	55,392		624,822
Cadence Bancorp	89,438		585,819
Central Pacific Financial	19,688		313,039
City Holding	11,720		779,732
Columbia Banking System	51,559		1,381,781
Community Bank System	36,854	[a]	2,167,015
Customers Bancorp	20,597	[b]	225,125
CVB Financial	94,936		1,903,467
Dime Community Bancshares	21,041		288,472
Eagle Bancorp	23,658		714,708
First Bancorp	154,613		822,541
First Commonwealth Financial	70,393		643,392
First Financial Bancorp	70,194	[a]	1,046,593
First Midwest Bancorp	78,749		1,042,243
Flagstar Bancorp	24,658		488,968
Franklin Financial Network	9,492		193,542
Glacier Bancorp	61,115	[a]	2,078,216
Great Western Bancorp	39,304		804,946

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 10.9% (continued)
Hanmi Financial	21,686		235,293
Heritage Financial	26,483	[a]	529,660
HomeStreet	16,752		372,397
Hope Bancorp	91,082		748,694
Independent Bank	24,542		1,579,769
Meta Financial Group	24,027		521,866
National Bank Holdings, Cl. A	22,341		533,950
NBT Bancorp	31,368	[a]	1,016,010
NMI Holdings, Cl. A	48,368	[b]	561,552
Northfield Bancorp	30,036		336,103
Northwest Bancshares	71,981	[a]	832,820
OFG Bancorp	36,804		411,469
Old National Bancorp	121,396		1,601,213
Opus Bank	15,453		267,800
Pacific Premier Bancorp	41,800		787,512
Preferred Bank	9,664		326,836
Provident Financial Services	41,766		537,111
S&T Bancorp	27,478	[a]	750,699
Seacoast Banking Corp. of Florida	35,846	[b]	656,340
ServisFirst Bancshares	32,691	[a]	958,500
Simmons First National, Cl. A	81,384	[a]	1,497,466
Southside Bancshares	22,202		674,719
Tompkins Financial	8,830	[a]	633,994
Triumph Bancorp	16,619	[b]	432,094
TrustCo Bank	68,834		372,392
United Community Banks	56,549		1,035,412
Veritex Holdings	33,629		469,797
Walker & Dunlop	20,044		807,172
Westamerica Bancorporation	19,048	[a]	1,119,641
			40,846,287
Capital Goods - 12.1%
AAON	28,683	[a,b]	1,385,963
AAR	23,244		412,813
Aegion	21,267	[b]	381,317
Aerojet Rocketdyne Holdings	51,597	[b]	2,158,303
AeroVironment	15,491	[a,b]	944,331
Alamo Group	6,945		616,577
Albany International, Cl. A	21,671		1,025,688
American Woodmark	11,125	[b]	506,966
Apogee Enterprises	18,476		384,670
Applied Industrial Technologies	27,627		1,263,106
Arcosa	34,587		1,374,487
Astec Industries	15,731		550,113
AZZ	18,570		522,188

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.1% (continued)
Barnes Group	33,733		1,411,051
Briggs & Stratton	31,187	[a,b]	56,448
Chart Industries	25,490	[a,b]	738,700
CIRCOR International	13,916	[b]	161,843
Comfort Systems USA	26,026		951,250
Cubic	21,871		903,491
DXP Enterprises	10,963	[b]	134,406
Encore Wire	14,963		628,296
Enerpac Tool Group	37,993	[b]	628,784
EnPro Industries	14,791		585,428
ESCO Technologies	18,553		1,408,358
Federal Signal	43,284		1,180,788
Foundation Building Materials	12,887	[b]	132,607
Franklin Electric	27,514		1,296,735
Gibraltar Industries	22,591	[b]	969,606
GMS	29,517	[b]	464,302
Granite Construction	32,286	[a]	490,101
Griffon	30,359	[a]	384,041
Hillenbrand	53,090		1,014,550
Insteel Industries	12,132		160,749
John Bean Technologies	22,587	[a]	1,677,537
Kaman	19,915		766,130
Lindsay	7,786	[a]	713,042
Lydall	11,996	[b]	77,494
Meritor	52,265	[b]	692,511
Moog, Cl. A	22,933		1,158,804
Mueller Industries	40,125		960,593
MYR Group	11,560	[b]	302,756
National Presto Industries	3,396		240,471
Park Aerospace	12,703		160,058
Patrick Industries	15,673		441,352
PGT Innovations	41,380	[b]	347,178
Powell Industries	6,411		164,570
Proto Labs	18,914	[b]	1,439,923
Quanex Building Products	23,986		241,779
Raven Industries	25,534		542,087
Simpson Manufacturing	28,786		1,784,156
SPX	30,869	[b]	1,007,564
SPX FLOW	29,715	[b]	844,500
Standex International	8,816		432,160
Sunrun	54,377	[a,b]	549,208
Tennant	13,026		754,857
The Greenbrier Companies	22,645		401,722
Titan International	37,963		58,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.1% (continued)
Triumph Group	35,877	[a]	242,529
Universal Forest Products	43,811		1,629,331
Veritiv	9,167	[b]	72,053
Vicor	13,251	[a,b]	590,200
Wabash National	36,836		265,956
Watts Water Technologies, Cl. A	19,525		1,652,791
			45,440,211
Commercial & Professional Services - 3.4%
ABM Industries	46,609		1,135,395
Brady, Cl. A	35,529		1,603,424
Exponent	36,919		2,654,845
Forrester Research	7,770	[b]	227,117
Harsco	56,753	[b]	395,568
Heidrick & Struggles International	13,361		300,623
Interface	42,252		319,425
Kelly Services, Cl. A	24,112		305,981
Korn Ferry	39,051		949,720
Matthews International, Cl. A	22,473	[a]	543,622
Mobile Mini	30,843		809,012
Pitney Bowes	117,775	[a]	240,261
R.R. Donnelley & Sons	52,492		50,314
Resources Connection	22,278		244,390
Team	20,197	[a,b]	131,281
TrueBlue	27,766	[b]	354,294
U.S. Ecology	17,687		537,685
UniFirst	10,923		1,650,356
Viad	14,054		298,366
			12,751,679
Consumer Durables & Apparel - 3.9%
Callaway Golf	67,349	[a]	688,307
Cavco Industries	6,152	[b]	891,671
Century Communities	19,498	[b]	282,916
Crocs	48,485	[b]	823,760
Ethan Allen Interiors	16,826		171,962
Fossil Group	35,300	[b]	116,137
G-III Apparel Group	30,355	[b]	233,734
Installed Building Products	15,101	[b]	602,077
iRobot	20,282	[a,b]	829,534
Kontoor Brands	32,585	[a]	624,654
La-Z-Boy	33,078		679,753
LGI Homes	15,600	[a,b]	704,340
M.D.C. Holdings	35,043		812,998
M/I Homes	19,698	[b]	325,608
Meritage Homes	25,440	[b]	928,814

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 3.9% (continued)
Movado Group	10,721	[a,b]	126,722
Oxford Industries	11,797	[a]	427,759
Steven Madden	54,722		1,271,192
Sturm Ruger & Co.	11,585		589,792
TopBuild	24,206	[b]	1,734,118
Tupperware Brands	37,508	[b]	60,763
Unifi	11,057	[b]	127,708
Universal Electronics	9,783	[b]	375,374
Vera Bradley	17,285	[a,b]	71,214
Vista Outdoor	39,428	[b]	346,966
Wolverine World Wide	57,661		876,447
			14,724,320
Consumer Services - 2.0%
American Public Education	11,257	[b]	269,380
BJ‘s Restaurants	13,737		190,807
Bloomin‘ Brands	62,112		443,480
Chuy's Holdings	11,245	[b]	113,237
Dave & Buster's Entertainment	22,220	[a]	290,638
Dine Brands Global	11,710	[a]	335,843
El Pollo Loco Holdings	12,793	[a,b]	108,101
Fiesta Restaurant Group	14,103	[a,b]	56,835
Monarch Casino & Resort	8,201	[b]	230,202
Perdoceo Education	50,065	[b]	540,201
Red Robin Gourmet Burgers	8,786	[a,b]	74,857
Regis	16,708	[a,b]	98,744
Ruth's Hospitality Group	18,875		126,085
Shake Shack, Cl. A	22,020	[a,b]	831,035
Strategic Education	15,661		2,188,781
Wingstop	20,836		1,660,629
			7,558,855
Diversified Financials - 2.9%
Apollo Commercial Real Estate Finance	100,918	[c]	748,812
ARMOUR Residential REIT	41,223	[c]	363,175
Blucora	35,309	[b]	425,473
Capstead Mortgage	65,608	[c]	275,554
Donnelley Financial Solutions	23,325	[b]	122,923
Encore Capital Group	19,713	[a,b]	460,890
Enova International	23,842	[b]	345,471
EZCORP, Cl. A	39,850	[a,b]	166,175
FGL Holdings	91,937		900,983
Granite Point Mortgage Trust	39,285	[a,b,c]	199,175
Green Dot, Cl. A	33,986	[a,b]	862,905
Greenhill & Co.	9,863	[a]	97,052
INTL. FCStone	11,822	[b]	428,666

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 2.9% (continued)
Invesco Mortgage Capital	113,031	[b,c]	385,436
KKR Real Estate Finance Trust	16,508	[a,c]	247,785
New York Mortgage Trust	257,955	[a,b,c]	399,830
PennyMac Mortgage Investment Trust	70,254	[c]	746,097
Piper Sandler	12,183		616,094
PRA Group	32,178	[a,b]	891,974
Ready Capital	25,600	[a,c]	184,832
Redwood Trust	80,061	[c]	405,109
Virtus Investment Partners	5,159		392,651
Waddell & Reed Financial, Cl. A	49,175	[a]	559,612
WisdomTree Investments	80,912		188,525
World Acceptance	4,079	[a,b]	222,754
			10,637,953
Energy - 1.8%
Archrock	92,018		345,988
Bonanza Creek Energy	12,186	[a,b]	137,093
Callon Petroleum	272,945	[a,b]	149,547
CONSOL Energy	17,793	[b]	65,656
Denbury Resources	349,650	[a,b]	64,545
Diamond Offshore Drilling	44,629	[a,b]	81,671
DMC Global	9,987	[a]	229,801
Dorian LPG	21,066	[b]	183,485
Dril-Quip	26,002	[b]	793,061
Era Group	14,812	[b]	78,948
Exterran	18,093	[b]	86,846
Geospace Technologies	8,649	[b]	55,354
Green Plains	24,515	[b]	118,898
Gulfport Energy	102,756	[a,b]	45,696
Helix Energy Solutions Group	97,752	[b]	160,313
HighPoint Resources	83,872	[b]	15,936
KLX Energy Services Holdings	17,186	[b]	12,030
Laredo Petroleum	126,379	[a,b]	47,999
Matrix Service	19,845	[b]	187,932
Nabors Industries	245,902		95,926
Newpark Resources	63,955	[b]	57,368
Noble	188,799	[b]	49,088
Oasis Petroleum	192,952	[b]	67,533
Oceaneering International	70,405	[b]	206,991
Oil States International	44,090	[b]	89,503
Par Pacific Holdings	26,735	[b]	189,819
PDC Energy	68,477	[a,b]	425,242
Penn Virginia	10,148	[b]	31,357
ProPetro Holding	58,709	[b]	146,773
QEP Resources	173,103		57,903

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 1.8% (continued)
Range Resources	148,220	[a,b]	337,942
Renewable Energy Group	27,033	[a,b]	554,987
REX American Resources	3,833	[b]	178,273
Ring Energy	44,566	[a,b]	29,356
RPC	38,561	[a,b]	79,436
SEACOR Holdings	12,691	[b]	342,149
SM Energy	73,868	[b]	90,119
Southwestern Energy	389,988	[a,b]	659,080
Talos Energy	15,100	[b]	86,825
TETRA Technologies	96,062	[b]	30,740
U.S. Silica Holdings	54,697	[a]	98,455
Valaris	136,075	[b]	61,247
Whiting Petroleum	64,289	[a,b]	43,099
			6,870,010
Food & Staples Retailing - .6%
PriceSmart	15,752		827,768
SpartanNash	24,778		354,821
The Andersons	22,345		418,969
The Chefs' Warehouse	17,751	[b]	178,753
United Natural Foods	38,562	[a,b]	353,999
			2,134,310
Food, Beverage & Tobacco - 2.1%
B&G Foods	46,032	[a]	832,719
Calavo Growers	11,372	[a,b]	656,051
Cal-Maine Foods	21,734	[a,b]	955,861
Coca-Cola Consolidated	3,318		691,903
Fresh Del Monte Produce	21,234		586,271
J&J Snack Foods	10,550	[a]	1,276,550
John B. Sanfilippo & Son	6,327	[b]	565,634
MGP Ingredients	9,462		254,433
National Beverage	8,516	[b]	363,207
Seneca Foods, Cl. A	4,933	[b]	196,235
Universal	17,829		788,220
Vector Group	82,776		779,750
			7,946,834
Health Care Equipment & Services - 8.9%
Addus HomeCare	9,745	[b]	658,762
AMN Healthcare Services	33,326	[b]	1,926,576
AngioDynamics	25,601	[b]	267,018
BioTelemetry	23,936	[a,b]	921,775
Cardiovascular Systems	25,261	[b]	889,440
Community Health Systems	80,801	[a,b]	269,875
Computer Programs & Systems	8,426		187,479
CONMED	20,074		1,149,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 8.9% (continued)
CorVel	6,200	[b]	337,962
Covetrus	69,496	[a,b]	565,697
Cross Country Healthcare	24,294	[b]	163,742
CryoLife	26,263	[b]	444,370
Cutera	10,140	[b]	132,428
Glaukos	27,441	[a,b]	846,829
Hanger	26,686	[b]	415,768
HealthStream	18,341	[b]	439,267
Heska	4,819	[a,b]	266,491
HMS Holdings	62,903	[b]	1,589,559
Inogen	13,134	[b]	678,502
Integer Holdings	23,350	[b]	1,467,781
Invacare	25,069	[a]	186,263
Lantheus Holdings	28,416	[b]	362,588
LeMaitre Vascular	11,436	[a]	284,985
LHC Group	21,092	[b]	2,957,098
Magellan Health	15,310	[b]	736,564
Meridian Bioscience	28,667	[b]	240,803
Merit Medical Systems	38,963	[a,b]	1,217,594
Mesa Laboratories	2,847	[a]	643,678
Natus Medical	24,185	[b]	559,399
Neogen	37,362	[b]	2,502,880
NextGen Healthcare	33,441	[b]	349,124
Omnicell	29,917	[b]	1,961,957
OraSure Technologies	42,710	[b]	459,560
Orthofix Medical	13,245	[b]	370,992
Owens & Minor	46,378	[a]	424,359
RadNet	29,072	[b]	305,547
Select Medical Holdings	75,968	[b]	1,139,520
SurModics	9,601	[b]	319,905
Tabula Rasa HealthCare	14,069	[a,b]	735,668
Tactile Systems Technology	13,327	[a,b]	535,212
The Ensign Group	35,445		1,333,086
The Pennant Group	18,735	[b]	265,288
The Providence Service	8,323	[b]	456,766
Tivity Health	30,611	[a,b]	192,543
U.S. Physical Therapy	9,036		623,484
Varex Imaging	27,499	[b]	624,502
			33,408,324
Household & Personal Products - 1.2%
Central Garden & Pet	6,791	[b]	186,753
Central Garden & Pet, Cl. A	28,913	[b]	739,305
Inter Parfums	12,339		571,913
Medifast	8,302	[a]	518,875

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.2% (continued)
USANA Health Sciences	8,962	[b]	517,645
WD-40	9,684	[a]	1,945,031
			4,479,522
Insurance - 3.5%
Ambac Financial Group	32,825	[b]	405,061
American Equity Investment Life Holding	63,936	[b]	1,201,997
AMERISAFE	13,537		872,730
eHealth	17,609	[a,b]	2,479,699
Employers Holdings	22,848		925,572
HCI Group	4,326		174,122
Horace Mann Educators	29,533		1,080,612
James River Group Holdings	21,320		772,637
Kinsale Captial Group	14,718		1,538,473
ProAssurance	37,868		946,700
Safety Insurance Group	10,254		865,745
Stewart Information Services	16,888		450,403
Third Point Reinsurance	58,076	[b]	430,343
United Fire Group	15,391		501,901
United Insurance Holdings	15,818		146,158
Universal Insurance Holdings	21,765		390,029
			13,182,182
Materials - 4.7%
AdvanSix	18,844	[b]	179,772
American Vanguard	19,349	[a]	279,787
Balchem	22,925	[b]	2,263,156
Boise Cascade	27,561		655,401
Century Aluminum	37,238	[a,b]	134,802
Clearwater Paper	11,268	[b]	245,755
Cleveland-Cliffs	283,984	[a]	1,121,737
Ferro	58,218	[b]	544,920
FutureFuel	18,697		210,715
GCP Applied Technologies	38,707	[b]	688,985
Glatfelter	31,046		379,382
H.B. Fuller	36,522		1,020,059
Hawkins	6,358		226,345
Haynes International	9,361		192,930
Innospec	17,515	[b]	1,217,117
Kaiser Aluminum	11,248		779,261
Koppers Holdings	13,929	[b]	172,302
Kraton	23,491	[b]	190,277
Livent	102,666	[a,b]	538,997
LSB Industries	14,961	[a,b]	31,418
Materion	14,489		507,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 4.7% (continued)
Mercer International	26,905		194,792
Myers Industries	25,647		275,705
Neenah	11,934		514,713
Olympic Steel	7,105		73,537
Quaker Chemical	9,253	[a]	1,168,469
Rayonier Advanced Materials	38,574	[b]	40,888
Schweitzer-Mauduit International	21,925	[a]	609,954
Stepan	14,124		1,249,409
SunCoke Energy	60,072		231,277
TimkenSteel	29,890	[b]	96,545
Tredegar	16,687		260,818
Trinseo	28,206	[a]	510,811
U.S. Concrete	10,750	[b]	195,005
Warrior Met Coal	35,359		375,513
			17,377,814
Media & Entertainment - .6%
Gannett	88,830	[a,b]	131,468
Glu Mobile	80,856	[b]	508,584
QuinStreet	32,868	[b]	264,587
Scholastic	21,313		543,268
TechTarget	15,590	[b]	321,310
The E.W. Scripps Company, Cl. A	39,063	[a]	294,535
The Marcus	16,720		205,990
			2,269,742
Pharmaceuticals Biotechnology & Life Sciences - 4.9%
Acorda Therapeutics	29,983	[b]	27,962
Akorn	72,917	[b]	40,921
AMAG Pharmaceuticals	23,930	[a,b]	147,887
Amphastar Pharmaceuticals	23,727	[b]	352,109
ANI Pharmaceuticals	6,746	[b]	274,832
Anika Therapeutics	10,430	[b]	301,531
Corcept Therapeutics	73,218	[a,b]	870,562
Cytokinetics	40,835	[b]	481,445
Eagle Pharmaceuticals	7,407	[b]	340,722
Emergent BioSolutions	31,307	[b]	1,811,423
Enanta Pharmaceuticals	11,087	[b]	570,204
Endo International	143,392	[a,b]	530,550
Innoviva	46,821	[b]	550,615
Lannett	25,124	[a,b]	174,612
Luminex	30,093		828,460
Medpace Holdings	19,244	[b]	1,412,125
Momenta Pharmaceuticals	80,908	[b]	2,200,698
Myriad Genetics	53,445	[a,b]	764,798
NeoGenomics	74,442	[a,b]	2,055,344

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.9% (continued)
Pacira Biosciences	29,618	[a,b]	993,092
Phibro Animal Health, Cl. A	14,772		357,039
Progenics Pharmaceuticals	62,818	[a,b]	238,708
REGENXBIO	22,479	[a,b]	727,870
Spectrum Pharmaceuticals	82,294	[b]	191,745
Supernus Pharmaceuticals	37,480	[b]	674,265
Vanda Pharmaceuticals	37,504	[b]	388,541
Xencor	34,984	[a,b]	1,045,322
			18,353,382
Real Estate - 7.9%
Acadia Realty Trust	60,834	[c]	753,733
Agree Realty	32,490	[c]	2,011,131
Alexander & Baldwin	48,738	[c]	546,840
American Assets Trust	33,849	[c]	846,225
Armada Hoffler Properties	38,330	[c]	410,131
CareTrust REIT	67,729	[c]	1,001,712
CBL & Associates Properties	134,331	[a,b,c]	26,880
Cedar Realty Trust	56,055	[c]	52,305
Chatham Lodging Trust	33,726	[c]	200,332
Community Healthcare Trust	14,494	[c]	554,830
DiamondRock Hospitality	141,762	[c]	720,151
Easterly Government Properties	52,616	[c]	1,296,458
Essential Properties Realty Trust	62,603	[c]	817,595
Four Corners Property Trust	48,636	[c]	909,980
Franklin Street Properties	74,512	[a,c]	426,954
Getty Realty	23,708	[c]	562,828
Global Net Lease	64,127	[a,c]	857,378
Hersha Hospitality Trust	25,084	[a,c]	89,801
Independence Realty Trust	63,256	[c]	565,509
Industrial Logistics Properties Trust	46,117	[c]	808,892
Innovative Industrial Properties	12,116	[a,c]	919,968
Investors Real Estate Trust	8,022	[c]	441,210
iStar	52,615	[a,c]	558,245
Kite Realty Group Trust	59,454	[c]	563,029
Lexington Realty Trust	175,304	[a,c]	1,740,769
LTC Properties	27,837	[c]	860,163
Marcus & Millichap	16,989	[b]	460,402
National Storage Affiliates Trust	41,877	[c]	1,239,559
NexPoint Residential Trust	15,618	[c]	393,730
Office Properties Income Trust	34,157	[a,c]	930,778
Pennsylvania Real Estate Investment Trust	39,505	[a,c]	36,013
RE/MAX Holdings, Cl. A	12,910		282,987

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 7.9% (continued)
Realogy Holdings	80,438	[a,b]	242,118
Retail Opportunity Investments	81,064	[c]	672,021
RPT Realty	57,823	[a,c]	348,673
Safehold	9,537	[a,c]	603,025
Saul Centers	7,984	[c]	261,396
Summit Hotel Properties	74,751	[a,c]	315,449
Tanger Factory Outlet Centers	64,414	[a,c]	322,070
The St. Joe Company	21,758	[a,b]	365,099
Uniti Group	135,062	[a,c]	814,424
Universal Health Realty Income Trust	9,067	[c]	914,044
Urstadt Biddle Properties, Cl. A	21,440	[c]	302,304
Washington Prime Group	130,393	[a,c]	104,979
Washington Real Estate Investment Trust	57,600	[c]	1,374,912
Whitestone REIT	27,443	[a,c]	170,147
Xenia Hotels & Resorts	80,144	[a,c]	825,483
			29,522,662
Retailing - 3.5%
Abercrombie & Fitch, Cl. A	44,711	[a]	406,423
America's Car-Mart	4,438	[b]	250,081
Asbury Automotive Group	13,690	[a,b]	756,099
Barnes & Noble Education	27,435	[b]	37,312
Big Lots	27,951	[a]	397,463
Boot Barn Holdings	20,626	[b]	266,694
Caleres	29,027		150,940
Chico's FAS	86,457	[a]	111,530
Conn's	14,431	[a,b]	60,322
Core-Mark Holding	32,058		915,897
Designer Brands, Cl. A	38,533	[a]	191,894
Express	49,800	[a,b]	74,202
GameStop, Cl. A	44,236	[a,b]	154,826
Genesco	10,220	[a,b]	136,335
Group 1 Automotive	12,418	[a]	549,621
Guess?	30,308	[a,b]	205,185
Haverty Furniture	13,545		161,050
Hibbett Sports	11,928	[a,b]	130,433
J.C. Penney	210,504	[b]	75,781
Liquidity Services	18,877	[b]	73,243
Lithia Motors, Cl. A	15,918	[a]	1,301,933
Lumber Liquidators Holdings	21,741	[a,b]	101,965
MarineMax	15,023	[b]	156,540
Monro	23,462	[a]	1,027,870
Office Depot	383,184		628,422
PetMed Express	13,859	[a]	398,862

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 3.5% (continued)
Rent-A-Center	34,923		493,811
Shoe Carnival	6,686	[a]	138,868
Shutterstock	13,852		445,480
Signet Jewelers	36,724		236,870
Sleep Number	19,796	[b]	379,291
Sonic Automotive, Cl. A	17,632		234,153
Stamps.com	11,453	[b]	1,489,806
Tailored Brands	38,073	[a,b]	66,247
The Buckle	20,047	[a]	274,844
The Cato, Cl. A	14,524		154,971
The Children's Place	10,882	[a,b]	212,852
The Michaels Companies	53,356	[a,b]	86,437
Zumiez	14,730	[b]	255,124
			13,189,677
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries	27,360	[b]	1,326,686
Axcelis Technologies	22,910	[b]	419,482
Brooks Automation	51,619		1,574,380
CEVA	15,643	[b]	389,980
Cohu	29,570		366,077
Diodes	29,571	[b]	1,201,618
DSP Group	17,082	[b]	228,899
FormFactor	54,182	[b]	1,088,516
Ichor Holdings	15,600	[b]	298,896
Kulicke & Soffa Industries	45,431		948,145
MaxLinear	46,592	[b]	543,729
Onto Innovation	34,568	[b]	1,025,633
PDF Solutions	20,701	[b]	242,616
Photronics	46,478	[b]	476,864
Power Integrations	20,977		1,852,898
Rambus	79,020	[b]	877,122
SMART Global Holdings	9,355	[a,b]	227,327
Ultra Clean Holdings	27,769	[b]	383,212
Veeco Instruments	35,177	[b]	336,644
Xperi	34,306		477,196
			14,285,920
Software & Services - 5.2%
8x8	70,662	[b]	979,375
Agilysys	13,917	[b]	232,414
Alarm.com Holdings	25,819	[a,b]	1,004,617
Bottomline Technologies	27,301	[b]	1,000,582
Cardtronics, Cl. A	25,797	[a,b]	539,673
CSG Systems International	23,609		988,037
Ebix	15,680	[a]	238,022

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 5.2% (continued)
Evertec	42,285		961,138
ExlService Holdings	23,936	[b]	1,245,390
LivePerson	44,120	[a,b]	1,003,730
ManTech International, Cl. A	18,992		1,380,149
MicroStrategy, Cl. A	5,931	[b]	700,451
NIC	47,391		1,089,993
OneSpan	22,289	[b]	404,545
Perficient	22,722	[b]	615,539
Progress Software	32,060		1,025,920
Qualys	23,765	[a,b]	2,067,317
SPS Commerce	24,943	[b]	1,160,099
Sykes Enterprises	27,716	[b]	751,658
TiVo	90,124	[b]	638,078
TTEC Holdings	12,154		446,295
Unisys	36,889	[b]	455,579
Virtusa	20,959	[b]	595,236
			19,523,837
Technology Hardware & Equipment - 6.2%
3D Systems	84,481	[a,b]	651,349
ADTRAN	35,206		270,382
Anixter International	21,472	[b]	1,886,745
Applied Optoelectronics	14,624	[a,b]	110,996
Arlo Technologies	56,855	[b]	138,158
Badger Meter	20,839	[a]	1,116,970
Bel Fuse, Cl. B	7,659		74,599
Benchmark Electronics	26,801		535,752
CalAmp	24,833	[b]	111,749
Comtech Telecommunications	16,926		224,947
CTS	23,075		574,337
Daktronics	27,892		137,508
Diebold Nixdorf	54,555	[a,b]	192,034
Digi International	19,990	[b]	190,705
ePlus	9,364	[b]	586,374
Extreme Networks	85,111	[b]	262,993
Fabrinet	26,440	[b]	1,442,566
FARO Technologies	12,129	[b]	539,741
Harmonic	69,663	[b]	401,259
Insight Enterprises	25,490	[a,b]	1,073,894
Itron	24,917	[b]	1,391,116
KEMET	41,623	[b]	1,005,612
Knowles	61,049	[b]	816,836
Methode Electronics	26,673		704,967
MTS Systems	12,875		289,688
NETGEAR	21,347	[b]	487,565

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 6.2% (continued)
OSI Systems	11,996	[b]	826,764
PC Connection	8,079	[b]	332,936
Plantronics	23,706	[a]	238,482
Plexus	20,582	[b]	1,122,954
Rogers	13,098	[b]	1,236,713
Sanmina	49,355	[b]	1,346,404
ScanSource	17,668	[b]	377,919
TTM Technologies	70,517	[a,b]	729,146
Viavi Solutions	163,881	[b]	1,837,106
			23,267,266
Telecommunication Services - 2.2%
ATN International	7,670		450,305
Cincinnati Bell	35,352	[a,b]	517,553
Cogent Communications Holdings	29,696		2,434,181
Consolidated Communications Holdings	52,851	[a,b]	240,472
Iridium Communications	68,631	[a,b]	1,532,530
Shenandoah Telecommunication	33,464	[b]	1,648,102
Spok Holdings	12,866		137,538
Vonage Holdings	161,091	[b]	1,164,688
			8,125,369
Transportation - 2.3%
Allegiant Travel	9,390		768,102
ArcBest	17,566		307,756
Atlas Air Worldwide Holdings	17,823	[b]	457,516
Echo Global Logistics	19,443	[b]	332,086
Forward Air	20,180		1,022,117
Hawaiian Holdings	33,172		346,316
Heartland Express	32,709		607,406
Hub Group, Cl. A	23,900	[b]	1,086,733
Marten Transport	27,894		572,385
Matson	30,721		940,677
Saia	18,321	[a,b]	1,347,326
SkyWest	36,107		945,642
			8,734,062
Utilities - 2.9%
American States Water	26,260	[a]	2,146,492
Avista	47,578		2,021,589
California Water Service Group	34,038		1,712,792
El Paso Electric	29,049		1,974,170
Northwest Natural Holding	21,754		1,343,310
South Jersey Industries	65,940	[a]	1,648,500
			10,846,853
Total Common Stocks (cost $414,056,409)			372,251,940

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .2%
Registered Investment Companies - .2%
iShares Core S&P Small-Cap ETF (cost $773,225)		15,758		884,181
		Number of Rights
Rights - .0%
Materials - .0%
A. Schulman (cost $0)				0
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.05%, 12/31/20		48,000	[d,e]	47,959
0.30%, 6/18/20		204,000	[d,e]	203,963
Total Short-Term Investments (cost $251,853)				251,922

Investment of Cash Collateral for Securities Loaned - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,506,735)	0.40	7,506,735	[f]	7,506,735
Total Investments (cost $422,588,222)		101.6%		380,894,778
Liabilities, Less Cash and Receivables		(1.6%)		(5,829,766)
Net Assets		100.0%		375,065,012

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $73,009,561 and the value of the collateral was $75,047,280, consisting of cash collateral of $7,506,735 and U.S. Government & Agency securities valued at $67,540,545.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	372,251,940	-	-	372,251,940
Exchange-Traded Funds	884,181	-	-	884,181
Investment Companies	7,506,735	-	-	7,506,735
Rights	-	0††	-	0
U.S. Treasury Securities	-	251,922	-	251,922
Liabilities ($)
Other Financial Instruments:
Futures†††	(74,749)	-	-	(74,749)

†  See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Small Cap Stock Index Portfolio

March 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	33	6/19/2020	1,968,289	1,893,540	(74,749)
Gross Unrealized Depreciation				(74,749)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2020, accumulated net unrealized depreciation on investments was $41,693,444, consisting of $84,891,082 gross unrealized appreciation and $126,584,526 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.